Other-Financial Assets (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2019	Dec. 31, 2018
Other Financial Assets [Line Items]
Current Other financial assets		₩ 1,415,204	₩ 1,991,939
Non-Current Other financial assets		1,283,730	1,044,762
Loans and receivables
Other Financial Assets [Line Items]
Current Other financial assets		63,233	122,653
Non-Current Other financial assets		675,474	596,021
Loans and receivables | Gross amount
Other Financial Assets [Line Items]
Current Other financial assets		64,111	123,657
Non-Current Other financial assets		725,755	639,673
Loans and receivables | Allowance for doubtful accounts
Other Financial Assets [Line Items]
Current Other financial assets		(31)	(12)
Non-Current Other financial assets		(15,063)	(4,940)
Loans and receivables | Present value discount
Other Financial Assets [Line Items]
Current Other financial assets		(847)	(992)
Non-Current Other financial assets		(35,218)	(38,712)
Short-term financial instruments
Other Financial Assets [Line Items]
Current Other financial assets	[1]	1,351,971	1,869,286
Long-term financial instruments
Other Financial Assets [Line Items]
Non-Current Other financial assets	[1]	608,256	448,741
Financial assets at fair value through profit or loss
Other Financial Assets [Line Items]
Current Other financial assets		0	0
Non-Current Other financial assets		₩ 0	₩ 0

[1]	From prior year, certain financial assets at fair value previously recognized as other financial assets is reclassified to financial assets at fair value through profit or loss upon the adoption of IFRS 9 'Financial Instruments'.